NET INCOME PER SHARE	12 Months Ended
Mar. 31, 2013
NET INCOME PER SHARE
NET INCOME PER SHARE

17.    NET INCOME PER SHARE

Basic net income per share is computed on the basis of weighted-average outstanding common shares. Diluted net income per share is computed on the basis of basic weighted-average outstanding common shares adjusted for the dilutive effect of stock options and convertible notes, if dilutive. Potentially dilutive common shares from series of stock option plans are determined by applying the treasury stock method to the assumed exercise of outstanding stock options. Potentially dilutive common shares are determined by applying the if-converted method for the convertible notes. The numerator of the diluted net income per share calculation is increased by the amount of interest expense, net of tax, related to outstanding convertible notes if the net impact is dilutive.

The computation of basic and diluted net income per share for the years ended March 31, 2011, 2012 and 2013 is as follows:

	2011
	(Thousands of Yen) Net Income (Numerator)	Weighted-Average Common Shares Outstanding (Denominator)	Per Share Amount
Basic net income attributable to UBIC, Inc. shareholders	¥788,708	2,359,465	¥334
Effect of dilutive securities:
Stock options		57,965
Convertible notes		753,328
Plus: interest on convertible notes	1,305
Diluted net income attributable to UBIC, Inc. shareholders	¥790,013	3,170,758	¥249

	2012
	(Thousands of Yen) Net Income (Numerator)	Weighted-Average Common Shares Outstanding (Denominator)	Per Share Amount
Basic net income attributable to UBIC, Inc. shareholders	¥1,367,687	2,656,165	¥515
Effect of dilutive securities:
Stock options		48,543
Convertible notes		536,881
Plus: interest on convertible notes	652
Diluted net income attributable to UBIC, Inc. shareholders	¥1,368,339	3,241,589	¥422

	2013
	(Thousands of Yen) Net Income (Numerator)	Weighted-Average Common Shares Outstanding (Denominator)	Per Share Amount
Basic net income attributable to UBIC, Inc. shareholders	¥596,021	3,158,422	¥189
Effect of dilutive securities:
Stock options		59,699
Convertible notes		34,657
Plus: interest on convertible notes	—
Diluted net income attributable to UBIC, Inc. shareholders	¥596,021	3,252,778	¥183